SCHEDULE OF FINANCIAL ASSETS AT FAIR VALUE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Unlisted equity investment- Chengdu Fish Bubble Technology Co., Ltd.			$ 14,877	¥ 105,629	¥ 69,129